Debt (Schedule Of Debt Maturities) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of debt maturities
2012		$ 0
2013		0
2014		0
2015		6.4
2016		0
Thereafter		300.0
Total maturities		306.4
Future accretion on Senior Notes		(4.3)
Total debt	$ 314.3	$ 302.1	$ 296.4